Non-current and current financial debts - Maturity of interest expense (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total cash flows	$ 1,916	$ 2,076
Not later than one year
Disclosure of detailed information about borrowings [line items]
Total cash flows	169	167
Between one and five years
Disclosure of detailed information about borrowings [line items]
Total cash flows	552	613
Later than five years
Disclosure of detailed information about borrowings [line items]
Total cash flows	$ 1,195	$ 1,296